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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   09/30/2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Ares Management LLC
                 ------------------------------------
   Address:      2000 Avenue of the Stars, 12th Floor
                 ------------------------------------
                 Los Angeles, CA 90067
                 ------------------------------------

Form 13F File Number:    028-12290
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael D. Weiner
         ---------------------------------------------
Title:   Vice President, General Counsel and Secretary
         of Reporting Manager
         ---------------------------------------------
Phone:   310-201-4140
         ---------------------------------------------

Signature, Place, and Date of Signing:

By:    /s/ Michael D. Weiner           Los Angeles, CA      November 14, 2012
   -------------------------------    -----------------     -----------------
           [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      4
                                        --------------------

Form 13F Information Table Entry Total: 16
                                        --------------------

Form 13F Information Table Value Total: $1,400,695
                                        --------------------
                                            (thousands)

List of Other Included Managers:

NO.     FILE #          NAME
---     ------          ----
1.     28-13372         ACOF Operating Manager, L.P.
2.     28-13373         ACOF Operating Manager II, L.P.
3.     28-14343         ACOF Operating Manager III, LLC
4.     28-              ASSF Operating Manager, LLC

* The Reporting Manager does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include each manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Refer-ence is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

          The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Ex-change Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.

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
COLUMN 1                   COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5                     COLUMN 6  COLUMN 7     COLUMN 8
---------------------- ---------------- --------- ------------ ---------------                 ---------- -------- ----------------
Name of Issuer             Title of       CUSIP   MARKET VALUE SHRS OR PRN AMT SH/PRN PUT CALL INVESTMENT OTHER    VOTING AUTHORITY
                            Class                   (x$1000)                                   DISCRETION MANAGERS SOLE
---------------------- ---------------- --------- ------------ --------------- ------ -------- ---------- -------- ----------------
Air Lease Corp         CL A             00912X302     $141,667       6,944,444 SH              Defined    3, 4*           6,944,444
Alere Inc.             PERP PFD CON SER 01449J204      $21,684         106,890 SH              Defined                      106,890
Alere Inc.             COM              01449J105      $15,734         807,298 SH              Defined    4*                807,298
Ares Capital
 Corporation           COM              04010L103      $49,018       2,859,882 SH              Sole                       2,859,882
Ares Commercial Real
 Estate                COM              04013V108       $8,530         500,000 SH              Sole                         500,000
Charter
 Communications, Inc.  CL A NEW         16117M305      $14,321         190,799 SH              Defined    4*                190,799
Cumulus Media, Inc.    CL A             231082108      $10,960       3,999,931 SH              Defined    4*              3,999,931
Delphi Automotive Plc  SHS              G27823106     $117,126       3,778,270 SH              Defined    4*              3,778,270
Exco Resources Inc.    Com              269279402     $104,873      13,092,787 SH              Defined    1, 2 *         13,092,787
General Mtrs Co        JR PFD CNV SRB   37045V209         $398          10,670 SH              Sole                          10,670
GNC Hldgs Inc.         COM CL A         36191G107     $201,009       5,158,040 SH              Defined    2*              5,158,040
Lear Corp              COM NEW          521865204      $62,016       1,641,062 SH              Defined    4*              1,641,062
LyondellBasell
 Industries            NV SHS-A         N53745100     $234,527       4,539,821 SH              Defined    3, 4*           4,539,821
Select Sector SPDR TR  SBI INT_FINL     81369Y605      $62,000       3,974,800 SH     PUT      Defined                    3,974,800
Nortek Inc.            COM NEW          656559309     $339,395       6,201,258 SH              Defined    2, 3*           6,201,258
SandRidge Energy, Inc. COM              80007P307      $17,437       2,500,000 SH              Defined    2*              2,500,000
                                                    $1,400,695      56,305,952                                           56,305,952